Performance Management - EDWARD JONES MONEY MARKET FUND	Feb. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Investment Shares total returns on a calendar year‑by‑year basis. The Average Annual Total Returns Table shows returns over the stated periods. The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results. Updated performance information for the Fund is available by contacting your Edward Jones financial advisor.

Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Investment Shares total returns on a calendar year‑by‑year basis.
Bar Chart [Heading]	Edward Jones Money Market Fund - Investment Shares
Bar Chart Closing [Text Block]
Within the periods shown in the bar chart, the highest quarterly return of the Investment Shares was 1.19% (quarter ended December 31, 2023), and the lowest quarterly return of the Investment Shares was 0.00% (quarter ended March 31, 2021).
The total return for the Investment Shares of the Fund from January 1, 2025 through March 31, 2025 was 0.93%.

Performance Table Heading	Average Annual Total Returns
Performance Table Narrative	The following table represents the Fund’s Average Annual Total Returns for the calendar periods ended December 31, 2024.
Performance Table Closing [Text Block]	The 7‑Day Net Yield of the Investment Shares as of December 31, 2024 was 3.87%. You may contact your Edward Jones financial advisor for the current 7‑Day Net Yield.
Money Market Seven Day Yield, Caption [Optional Text]	The 7‑Day Net Yield of the Investment Shares as of December 31, 2024
Money Market Seven Day Yield	3.87%
Investment Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the Investment Shares of the Fund from January 1, 2025 through March 31, 2025
Bar Chart, Year to Date Return	0.93%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	1.19%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021